UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 May 25, 2007

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	88

Form13F Information Table Value Total:	266369

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     6765    88508 SH       SOLE                    71283             17225
AT&T Corp.                     COM              001957505      977    24770 SH       SOLE                    20267              4503
Allstate Corp.                 COM              020002101     2061    34321 SH       SOLE                    29771              4550
Altria Group Inc               COM              02209s103      532     6056 SH       SOLE                                       6056
American Express Co.           COM              025816109     6051   107295 SH       SOLE                    93825             13470
American Intl. Group           COM              026874107     4711    70076 SH       SOLE                    58411             11665
Ameriprise Financial Inc.      COM              03076c106      817    14295 SH       SOLE                    11590              2705
Amgen Corp.                    COM              031162100     4141    74109 SH       SOLE                    60154             13955
Anadarko Petroleum Corporation COM              032511107      276     6426 SH       SOLE                     6426
Avon Products                  COM              054303102      391    10485 SH       SOLE                     8495              1990
BLDRS Emerging Market 50 Index COM              09348r300     1149    29150 SH       SOLE                    23000              6150
BP PLC Spons ADR               COM              055622104     5171    79862 SH       SOLE                    69249             10613
Bank of America Corp.          COM              060505104     6420   125839 SH       SOLE                   100363             25476
Barclays PLC ADR               COM              06738E204     1337    23475 SH       SOLE                    22350              1125
Bard (C.R.), Inc.              COM              067383109     2516    31650 SH       SOLE                    30825               825
Berkshire Hathaway Class B     COM              084670207     4889     1343 SH       SOLE                     1134               209
Best Buy Co., Inc.             COM              086516101     1907    39140 SH       SOLE                    32378              6762
C D W Corporation              COM              12512n105     3387    55129 SH       SOLE                    45179              9950
CVS/Caremark Corporation       COM              126650100     4903   143624 SH       SOLE                   129050             14574
Chevron Corp.                  COM              166764100     6812    92104 SH       SOLE                    75048             17056
Cisco Systems, Inc.            COM              17275r102     3826   149880 SH       SOLE                   133900             15980
Citigroup Inc.                 COM              172967101      974    18962 SH       SOLE                    10971              7991
Coca Cola Co.                  COM              191216100     3044    63414 SH       SOLE                    59289              4125
ConocoPhillips                 COM              20825c104     8920   130512 SH       SOLE                   105027             25485
Constellation Brands           COM              21036p108     4370   206310 SH       SOLE                   169350             36960
Costco Wholesale Corp.         COM              22160k105     5299    98413 SH       SOLE                    81058             17355
Danaher Corporation            COM              235851102     2643    36990 SH       SOLE                    30215              6775
Devon Energy Corporation       COM              25179m103     2321    33535 SH       SOLE                    28675              4860
Disney (Walt) Co.              COM              254687106     6071   176325 SH       SOLE                   155910             20415
Dresser-Rand Group             COM              261608103     1000    32815 SH       SOLE                    26045              6770
DuPont                         COM              263534109     1900    38444 SH       SOLE                    29649              8795
Emerson Electric Co.           COM              291011104     2292    53194 SH       SOLE                    43894              9300
Exxon Mobil Corp.              COM              30231G102     7757   102813 SH       SOLE                    96661              6152
Fiserv Incorporated            COM              337738108     3590    67662 SH       SOLE                    54612             13050
Gannett Co. Inc.               COM              364730101     1137    20205 SH       SOLE                    16905              3300
General Electric Co.           COM              369604103     9766   276181 SH       SOLE                   228870             47311
Goldman Sachs Group            COM              38141g104     1939     9385 SH       SOLE                     8460               925
Goodrich Corporation           COM              382388106     3182    61805 SH       SOLE                    48075             13730
H. J. Heinz Co.                COM              423074103      221     4700 SH       SOLE                     4700
Harrah's Entertainment Inc.    COM              413619107     3465    41025 SH       SOLE                    36975              4050
Hewlett Packard Co             COM              428236103     5340   133037 SH       SOLE                   112777             20260
Home Depot Inc.                COM              437076102     5343   145435 SH       SOLE                   100860             44575
Honeywell Intl Inc.            COM              438516106     1933    41965 SH       SOLE                    37045              4920
Int'l Business Machines Corp.  COM              459200101     2302    24427 SH       SOLE                    21222              3205
Intel Corp.                    COM              458140100     1384    72327 SH       SOLE                    56027             16300
JP Morgan Chase & Co           COM              46625H100      694    14346 SH       SOLE                    14282                64
Johnson & Johnson              COM              478160104     8934   148253 SH       SOLE                   128532             19721
Kimberly - Clark               COM              494368103      682     9958 SH       SOLE                     3905              6053
Lincoln National Corporation   COM              534187109     1389    20488 SH       SOLE                    17940              2548
Lowe's Cos.                    COM              548661107      618    19627 SH       SOLE                    19127               500
Medco Health Solutions         COM              58405u102     7964   109809 SH       SOLE                    94432             15377
Medtronic, Inc.                COM              585055106     3509    71525 SH       SOLE                    57520             14005
Merck & Co. Inc.               COM              589331107     1770    40067 SH       SOLE                    34167              5900
Microsoft Corp.                COM              594918104     3079   110468 SH       SOLE                    94308             16160
Morgan Stanley                 COM              617446448     7537    95699 SH       SOLE                    88670              7029
Motorola Inc.                  COM              620076109     2304   130393 SH       SOLE                   113363             17030
Murphy Oil Corp.               COM              626717102     4352    81500 SH       SOLE                    61450             20050
Mylan Laboratories             COM              628530107      425    20112 SH       SOLE                    19775               337
Novo-Nordisk ADR               COM              670100205     1749    19325 SH       SOLE                    14965              4360
Oracle Corporation             COM              68389X105      252    13875 SH       SOLE                    13875
Pepsico Inc.                   COM              713448108     1603    25222 SH       SOLE                    20922              4300
Pfizer, Inc.                   COM              717081103     3611   142950 SH       SOLE                   123970             18980
Procter & Gamble               COM              742718109     6946   109970 SH       SOLE                    98380             11590
Prudential Financial Inc.      COM              744320102      230     2550 SH       SOLE                     2550
Regions Financial Corp. New    COM              7591EP100     1549    43798 SH       SOLE                    32106             11692
Schering-Plough                COM              806605101      652    25568 SH       SOLE                    21568              4000
Schlumberger Ltd.              COM              806857108     3555    51445 SH       SOLE                    47870              3575
Scotts Miracle-Gro Co.         COM              810186106     3606    81891 SH       SOLE                    69890             12001
Standard & Poor's Dep. Rcpts.  COM              78462f103      366     2575 SH       SOLE                     2575
Stryker Corp.                  COM              863667101     4176    62960 SH       SOLE                    53710              9250
SunTrust Banks Inc.            COM              867914103     1454    17515 SH       SOLE                    13140              4375
TJX Companies Inc              COM              872540109     6198   229897 SH       SOLE                   188747             41150
Tim Hortons Inc                COM              88706M103     1893    62232 SH       SOLE                    50759             11473
Time Warner Inc.               COM              887317105      761    38590 SH       SOLE                    32125              6465
U. S. Bancorp                  COM              902973304     3822   109285 SH       SOLE                   106005              3280
UTI Worldwide Inc.             COM              g87210103      565    22985 SH       SOLE                    18605              4380
Union Pacific Corp.            COM              907818108      520     5125 SH       SOLE                     4690               435
United Parcel Service Cl B     COM              911312106     5093    72658 SH       SOLE                    58958             13700
United Technologies Corp.      COM              913017109     5696    87628 SH       SOLE                    78133              9495
Verizon Communications         COM              92343v104      353     9296 SH       SOLE                     7963              1333
Wachovia Corporation           COM              929903102     3404    61833 SH       SOLE                    49684             12149
Wal-Mart Stores                COM              931142103      900    19164 SH       SOLE                    17264              1900
Walgreen Co.                   COM              931422109     1173    25555 SH       SOLE                    16830              8725
Washington Mutual Inc          COM              939322103      312     7734 SH       SOLE                     7334               400
WellPoint Inc.                 COM              94973v107     3495    43095 SH       SOLE                    40680              2415
Wells Fargo & Co.              COM              949746101     1520    44142 SH       SOLE                    37440              6702
Wendy's Intl                   COM              950590109     1527    48800 SH       SOLE                    40325              8475
Wyeth                          COM              983024100      900    17992 SH       SOLE                    14892              3100